Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.11%
Aerospace & Defense–1.60%
Airbus SE (France)	77,958	$11,808,431
Northrop Grumman Corp.	98,239	47,579,112
		59,387,543
Air Freight & Logistics–1.20%
United Parcel Service, Inc., Class B	341,881	44,571,026
Application Software–0.87%
Salesforce, Inc.	124,489	32,217,753
Asset Management & Custody Banks–1.25%
BlackRock, Inc.	52,643	46,141,589
Building Products–1.83%
Fortune Brands Innovations, Inc.	274,298	22,166,021
Johnson Controls International PLC	637,076	45,576,417
		67,742,438
Construction Materials–1.18%
CRH PLC	511,555	43,840,263
Consumer Staples Merchandise Retail–3.15%
Walmart, Inc.	1,696,855	116,472,127
Diversified Banks–7.05%
Fifth Third Bancorp	1,149,067	48,651,497
JPMorgan Chase & Co.	623,229	132,623,131
PNC Financial Services Group, Inc. (The)	439,784	79,644,882
		260,919,510
Diversified Metals & Mining–0.49%
Teck Resources Ltd., Class B (Canada)	370,757	18,170,801
Electric Utilities–2.14%
Entergy Corp.	335,914	38,955,947
PPL Corp.	1,350,692	40,142,566
		79,098,513
Electrical Components & Equipment–2.55%
ABB Ltd. (Switzerland)	831,962	46,179,390
Emerson Electric Co.	413,137	48,382,474
		94,561,864
Electronic Manufacturing Services–1.01%
TE Connectivity Ltd.	242,367	37,404,499
Financial Exchanges & Data–0.85%
CME Group, Inc., Class A	161,892	31,360,099
Food Distributors–1.51%
Sysco Corp.	727,494	55,762,415
Health Care Equipment–4.15%
Becton, Dickinson and Co.	282,223	68,032,676
Medtronic PLC	538,861	43,281,316
Zimmer Biomet Holdings, Inc.	381,131	42,438,937
		153,752,929
Shares		Value
Home Improvement Retail–2.31%
Lowe’s Cos., Inc.	348,351	$85,523,654
Household Products–1.26%
Colgate-Palmolive Co.	470,409	46,659,869
Human Resource & Employment Services–0.61%
Automatic Data Processing, Inc.	85,416	22,431,950
Industrial Machinery & Supplies & Components–1.80%
Parker-Hannifin Corp.	118,870	66,705,089
Industrial REITs–1.83%
Prologis, Inc.	536,302	67,600,867
Integrated Oil & Gas–4.34%
Chevron Corp.(b)	683,777	109,725,695
Suncor Energy, Inc. (Canada)	1,275,817	50,930,615
		160,656,310
Integrated Telecommunication Services–1.80%
Deutsche Telekom AG (Germany)	2,539,844	66,435,925
Investment Banking & Brokerage–3.23%
Charles Schwab Corp. (The)	500,852	32,650,542
Morgan Stanley	842,321	86,935,950
		119,586,492
IT Consulting & Other Services–1.55%
International Business Machines Corp.	297,984	57,254,646
Managed Health Care–3.32%
UnitedHealth Group, Inc.	212,967	122,703,067
Movies & Entertainment–1.48%
Walt Disney Co. (The)	585,810	54,884,539
Multi-Family Residential REITs–0.65%
Mid-America Apartment Communities, Inc.	173,002	24,180,489
Multi-line Insurance–2.27%
American International Group, Inc.	1,061,204	84,079,193
Multi-Utilities–2.41%
Public Service Enterprise Group, Inc.	1,115,924	89,017,257
Oil & Gas Exploration & Production–3.42%
ConocoPhillips	581,594	64,673,253
Marathon Oil Corp.	2,210,204	61,996,222
		126,669,475
Oil & Gas Storage & Transportation–0.64%
Enbridge, Inc. (Canada)	635,355	23,777,781
Packaged Foods & Meats–1.88%
Kraft Heinz Co. (The)	933,781	32,878,429
Nestle S.A. (Switzerland)	362,883	36,757,360
		69,635,789
Paper & Plastic Packaging Products & Materials–0.60%
Sonoco Products Co.	410,222	22,119,170

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Pharmaceuticals–7.30%
AstraZeneca PLC (United Kingdom)	395,794	$62,880,099
Johnson & Johnson	604,850	95,475,573
Merck & Co., Inc.	738,852	83,586,327
Sanofi S.A., ADR	548,524	28,419,028
		270,361,027
Property & Casualty Insurance–4.22%
Chubb Ltd.	305,240	84,142,459
Hartford Financial Services Group, Inc. (The)	649,735	72,068,606
		156,211,065
Rail Transportation–1.76%
Union Pacific Corp.	263,614	65,041,482
Regional Banks–0.79%
M&T Bank Corp.	169,410	29,167,320
Restaurants–2.17%
McDonald’s Corp.	302,947	80,402,134
Semiconductor Materials & Equipment–1.22%
Lam Research Corp.	49,095	45,228,278
Semiconductors–3.11%
Analog Devices, Inc.	297,218	68,770,301
Broadcom, Inc.	161,104	25,886,191
Microchip Technology, Inc.	232,050	20,601,399
		115,257,891
Soft Drinks & Non-alcoholic Beverages–1.85%
PepsiCo, Inc.	396,567	68,475,224
Specialty Chemicals–1.69%
DuPont de Nemours, Inc.	410,289	34,341,189
PPG Industries, Inc.	221,184	28,085,945
		62,427,134
Systems Software–1.13%
Microsoft Corp.	99,932	41,806,552
Shares		Value
Technology Hardware, Storage & Peripherals–0.61%
Dell Technologies, Inc., Class C	199,967	$22,732,249
Timber REITs–1.06%
Weyerhaeuser Co.	1,233,317	39,170,148
Tobacco–2.97%
Philip Morris International, Inc.	953,935	109,855,155
Total Common Stocks & Other Equity Interests (Cost $2,612,643,947)		3,557,460,590
Money Market Funds–4.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d)	54,867,232	54,867,232
Invesco Treasury Portfolio, Institutional Class, 5.20%(c)(d)	101,886,561	101,886,561
Total Money Market Funds (Cost $156,753,793)		156,753,793
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $2,769,397,740)		3,714,214,383
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.36%
Invesco Private Government Fund, 5.30%(c)(d)(e)	3,673,813	3,673,813
Invesco Private Prime Fund, 5.48%(c)(d)(e)	9,588,274	9,591,150
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,264,963)		13,264,963
TOTAL INVESTMENTS IN SECURITIES–100.71% (Cost $2,782,662,703)		3,727,479,346
OTHER ASSETS LESS LIABILITIES—(0.71)%		(26,229,463)
NET ASSETS–100.00%		$3,701,249,883
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,232,681	$64,631,341	$(52,996,790)	$-	$-	$54,867,232	$658,207
Invesco Liquid Assets Portfolio, Institutional Class	30,871,559	36,994,008	(67,864,769)	1,828	(2,626)	-	435,468
Invesco Treasury Portfolio, Institutional Class	49,408,779	119,622,937	(67,145,155)	-	-	101,886,561	794,084
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,773,791	$86,828,586	$(88,928,564)	$-	$-	$3,673,813	$80,240*
Invesco Private Prime Fund	14,846,890	222,426,165	(227,679,685)	-	(2,220)	9,591,150	214,284*
Total	$144,133,700	$530,503,037	$(504,614,963)	$1,828	$(4,846)	$170,018,756	$2,182,283

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,333,399,385	$224,061,205	$—	$3,557,460,590
Money Market Funds	156,753,793	13,264,963	—	170,018,756
Total Investments	$3,490,153,178	$237,326,168	$—	$3,727,479,346
Invesco Dividend Income Fund